RIGHT-OF-USE ASSETS - Schedule of lease amounts recognised in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	$ 19,943	$ 9,427
Investments	16,807	14,203
Divestments	(1,031)	(216)
Depreciation charges	(3,020)	(2,781)	$ (2,027)
Depreciation of disinvestment	674	111
Impairment	(3,860)
Depreciation Impairment	59
Movement	8,810	10,516
Value of right-of-use assets at period end	28,753	19,943	9,427
At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	25,379	13,164
Other movement		(557)
Currency translation	(1,077)	(1,215)
Value of right-of-use assets at period end	36,218	25,379	13,164
Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(5,436)	(3,737)
Other movement		701
Currency translation	258	270
Value of right-of-use assets at period end	(7,465)	(5,436)	(3,737)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	18,703	7,771
Investments	15,066	13,802
Divestments	(292)	(51)
Depreciation charges	(2,223)	(2,112)	(1,681)
Depreciation of disinvestment	78	30
Impairment	(3,860)
Depreciation Impairment	59
Movement	7,996	10,932
Value of right-of-use assets at period end	26,699	18,703	7,771
Buildings | At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	22,999	10,874
Other movement		(478)
Currency translation	(1,029)	(1,148)
Value of right-of-use assets at period end	32,884	22,999	10,874
Buildings | Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(4,296)	(3,103)
Other movement		644
Currency translation	197	245
Value of right-of-use assets at period end	(6,185)	(4,296)	(3,103)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	1,240	1,656
Investments	1,741	401
Divestments	(739)	(165)
Depreciation charges	(797)	(669)	(346)
Depreciation of disinvestment	596	81
Impairment	0
Depreciation Impairment	0
Movement	814	(416)
Value of right-of-use assets at period end	2,054	1,240	1,656
Cars | At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	2,380	2,290
Other movement		(79)
Currency translation	(48)	(67)
Value of right-of-use assets at period end	3,334	2,380	2,290
Cars | Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(1,140)	(634)
Other movement		57
Currency translation	61	25
Value of right-of-use assets at period end	$ (1,280)	$ (1,140)	$ (634)